MORTGAGE SERVICING RIGHTS (Tables)	12 Months Ended
Dec. 31, 2012
MORTGAGE SERVICING RIGHTS
Summary of mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances

The following summarizes mortgage servicing rights capitalized and amortized, along with the aggregate activity in related valuation allowances (dollars in thousands):

	December 31,	December 31,
	2012	2011

Balance at beginning of period	$400	$—
Additions from loans sold with servicing retained	344	415
Amortization	(106)	(15)

Book value of MSRs at end of period	$638	$400